Subsequent Events	12 Months Ended
Mar. 31, 2012
Subsequent Events [Abstract]
Subsequent Events

33.    SUBSEQUENT EVENTS

MUFG has evaluated subsequent events requiring recognition or disclosure in the consolidated financial statements through the date these consolidated financial statements were issued.

Approval of Dividends

On June 28, 2012, the shareholders approved the payment of cash dividends to the shareholders of record on March 31, 2012, of ¥57.50 per share of Class 5 Preferred Stock, ¥2.65 per share of Class 11 Preferred Stock, totaling ¥8,970 million, and ¥6.00 per share of Common stock, totaling ¥84,927 million.

Stock Compensation Type Stock Options (Stock Acquisition Rights)

On July 18, 2012, MUFG allotted the directors, executive officers, corporate auditors and senior fellows of MUFG, BTMU, MUTB, MUSHD and MUMSS stock acquisition rights to acquire an aggregate amount of 8,373,600 shares of MUFG's common stock. The stock acquisition rights have an exercise price of ¥1 per common share, and are exercisable until July 17, 2042.